Expense Example, No Redemption (Vanguard Long-Term Corporate Bond Index Fund Institutional)	Vanguard Long-Term Corporate Bond Index Fund Vanguard Long-Term Corporate Bond Index Fund - Institutional Shares 9/1/2013 - 8/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	109
3 YEAR	129
5 YEAR	150
10 YEAR	214